Exhibit 99.2

Ford Credit Auto Lease Trust 2019-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2021

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September, 30, 2021, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2021, leases with a total base residual value of $33,600,571.05 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2021. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2021,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2021-	September	$354,725,439.96
	October	$302,308,226.93	$6,542,251.51	22.14%	$47,976,339.75	14.28%
	November	$265,213,925.08	$5,778,678.31	19.56%	$33,293,876.85	9.91%
	December	$220,999,175.00	$4,845,869.47	16.41%	$41,104,332.80	12.23%
2022-	January	$186,628,236.24	$4,114,718.04	13.92%	$31,702,405.90	9.43%
	February	$145,206,152.96	$3,240,305.48	10.97%	$39,403,111.28	11.73%
	March	$104,502,584.43	$2,388,361.91	8.08%	$39,265,412.04	11.69%
	April	$59,652,407.87	$1,399,396.14	4.74%	$44,134,503.15	13.13%
	May	$37,735,068.56	$905,073.24	3.06%	$21,402,588.83	6.37%
	June	$11,409,122.39	$293,553.56	0.99%	$26,279,259.37	7.82%
	July	$352,142.09	$10,096.75	0.03%	$11,121,534.19	3.31%
	August	$198,290.50	$6,429.66	0.02%	$149,741.00	0.04%
	September	$189,279.48	$6,123.20	0.02%	$4,200.00	0.00%
	October	$167,445.14	$5,741.08	0.02%	$17,346.00	0.01%
	November	$144,275.63	$4,950.96	0.02%	$19,328.00	0.01%
	December	$115,198.92	$4,080.51	0.01%	$25,940.00	0.01%
2023-	January	$85,422.16	$2,893.35	0.01%	$27,637.00	0.01%
	February	$49,529.82	$1,715.15	0.01%	$34,736.00	0.01%
	March	$9,547.54	$482.28	0.00%	$39,824.00	0.01%
	April	$0.00	$0.00	0.00%	$9,610.00	0.00%

Total			$29,550,720.5	100.00%	$336,011,726.16	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$365,562,446.76

Ford Credit Auto Lease Trust 2019-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JULY 2021	Car	80	28.17%	$8,160	24.39%	63.38%
	CUV	242	26.74%	$8,892	23.14%	53.41%
	SUV	8	13.33%	$20,503	24.62%	51.25%
	Truck	72	17.87%	$8,414	16.19%	30.16%

	Total/Average	402	24.33%	$8,892	21.82%	48.39%

AUGUST 2021	Car	34	13.65%	$7,505	21.89%	56.39%
	CUV	188	21.71%	$9,160	23.63%	54.96%
	SUV	6	9.84%	$23,485	27.06%	63.59%
	Truck	57	16.86%	$7,514	13.93%	26.60%

	Total/Average	285	18.82%	$8,935	21.13%	47.00%

SEPTEMBER 2021	Car	60	23.08%	$9,961	24.90%	64.65%
	CUV	211	20.65%	$10,420	23.48%	63.20%
	SUV	9	12.86%	$11,788	15.31%	32.03%
	Truck	48	14.81%	$6,468	11.65%	22.76%

	Total/Average	328	19.57%	$9,795	22.85%	52.76%